Stockholders' Equity (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of stock based compensation
Total	$ 198,451	$ 209,655	$ 612,964	$ 333,301	$ 735,429	$ 396,850
Research and development [Member]
Schedule of stock based compensation
Total	76,267	103,537	142,960	174,744
General and administrative [Member]
Schedule of stock based compensation
Total	$ 122,184	$ 106,118	$ 470,004	$ 158,557